Income Taxes - Reconciliation of Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Balance as of January 1,	$ 177	$ 146	$ 149
Translation differences	(4)	4	1
Decreases from activities which are held for sale	0	0	(7)
Increases from tax positions taken during prior periods	7	19	1
Decreases from tax positions taken during prior periods	(17)	0	(3)
Increases from tax positions taken during current period	7	10	9
Decreases relating to settlements with the tax authorities	(5)	(2)	(4)
Balance as of December 31,	$ 165	$ 177	$ 146